RECONCILIATION TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per financial statements	$ 1,183,927,723	$ 1,007,962,866
Adjustments:
Deemed Distributions	(362,941)	0
Net assets available for benefits per Form 5500, Schedule H	$ 1,183,564,782	$ 1,007,962,866